Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,796,102
Vessel acquisitions, advances and other vessels’ costs	7,590
Vessel sales, transfers and other movements	(56,857)
Ending Balance, Vessel Cost	4,746,835
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,129,241)
Depreciation	(82,269)
Vessel sales, transfers and other movements	4,544
Ending Balance, Accumulated Depreciation	(1,206,966)
Net Book Value [Member]
Beginning Balance, Net Book Value	3,666,861
Depreciation	(82,269)
Vessel acquisitions, advances and other vessels’ costs	7,590
Vessel sales, transfers and other movements	(52,313)
Ending Balance, Net Book Value	$ 3,539,869